Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Trade notes and accounts receivable [Member]
Disclosure of financial assets [Line Items]
Trade Notes and Accounts Receivable, Net
11.	TRADE NOTES AND ACCOUNTS RECEIVABLE, NET

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$32,795	$34,058
Less: Allowance for doubtful accounts	(1,773)	(2,117)
	$31,022	$31,941

The average credit terms range from 30 to 90 days.  In determining the recoverability of trade notes and accounts receivable, the Company considers significant change in the credit quality of the trade notes and accounts receivable from the date credit was initially granted up to the end of the reporting period.  In general, with few exceptional cases, it is unlikely for the notes and accounts receivable due longer than 180 days to be collected, therefore the Company recognized 100% allowance of notes and accounts receivable overdue longer than 180 days.  For the notes and accounts receivable less than 180 days, the allowance for doubtful accounts was estimated based on the Company’s historical recovery experience.

The Company serves a large consumer base; therefore, the concentration of credit risk is limited.

The aging analysis for trade notes and accounts receivable as of balance sheet dates was as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Non-overdue	$29,596	$30,032
Less than 30 days	1,050	1,280
31-60 days	348	485
61-90 days	286	278
91-120 days	198	253
121-180 days	119	122
More than 181 days	1,198	1,608
	$32,795	$34,058

The above aging analysis was based on days overdue.

At the balance sheet dates, the receivables that were past due but not impaired were considered recoverable by the management of the Company.  The aging of these receivables as of balance sheet dates was as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Less than 30 days	$256	$328
31-60 days	47	36
61-90 days	9	7
91-120 days	74	70
121-180 days	1	1
More than 181 days	13	7
	$400	$449

The above aging analysis was based on days overdue.

Movements of the allowance for doubtful accounts were as follows:

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2015	$276	$773	$1,049
Add: Provision for doubtful accounts	88	392	480
Deduct: Amounts written off	—	(195)	(195)
Balance on December 31, 2015	364	970	1,334
Add: Provision for doubtful accounts	715	228	943
Deduct: Amounts written off	(274)	(230)	(504)
Balance on December 31, 2016	805	968	1,773
Add: Provision for doubtful accounts	535	43	578
Deduct: Amounts written off	(15)	(219)	(234)
Balance on December 31, 2017	$1,325	$792	$2,117